Goodwill and Other Intangibles - Summary of Goodwill by Segment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 16,536	$ 16,156
Additions	432	82
Foreign currency translation adjustments and other	8	298
Ending balance	16,976	16,536
Canadian Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,403	2,303
Additions	432	82
Foreign currency translation adjustments and other	1	18
Ending balance	$ 2,836	$ 2,403
Canadian Retail [member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	9.70%	9.70%
Canadian Retail [member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	11.00%	10.70%
U.S. Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 13,973	$ 13,693
Foreign currency translation adjustments and other	7	280
Ending balance	$ 13,980	$ 13,973
U.S. Retail [member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	9.60%	10.10%
U.S. Retail [member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	11.80%	11.80%
Wholesale Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 160	$ 160
Ending balance	$ 160	$ 160
Pre-tax discount rates	12.70%	12.20%